Cash flow statement - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Net profit for the year	kr 38,951	kr 38,628	kr 38,130
Adjustment of non-cash items:
Income taxes in the income statement	9,602	8,987	10,550
Depreciation, amortisation and impairment losses	5,661	3,925	3,182
Other non-cash items	7,032	6,098	2,027
Change in working capital	(3,388)	(3,370)	(3,634)
Interest received	64	51	101
Interest paid	(204)	(89)	(87)
Income taxes paid	(10,936)	(9,614)	(9,101)
Net cash generated from operating activities	46,782	44,616	41,168
Purchase of intangible assets	(2,299)	(2,774)	(1,022)
Proceeds from sale of property, plant and equipment	4	13	9
Purchase of property, plant and equipment	(8,932)	(9,636)	(7,626)
Proceeds from other financial assets	148	178	73
Purchase of other financial assets	(350)	(248)	(40)
Sale of marketable securities	0	0	2,009
Investment in associated companies	(97)	0	0
Proceeds from the divestment of Group and associated companies	(3)	368	0
Dividend received from associated companies	20	19	26
Net cash used in investing activities	(11,509)	(12,080)	(6,571)
Purchase of treasury shares	(15,334)	(15,567)	(16,845)
Dividends paid	(19,409)	(19,048)	(18,844)
Repayment of borrowings, net	(741)	94	0
Net cash used in financing activities	(35,484)	(34,521)	(35,689)
Net cash generated from activities	(211)	(1,985)	(1,092)
Cash and cash equivalents at the beginning of the year	15,629	17,158	18,461
Reclassification of bank overdraft to financing activities	0	412	0
Exchange gains/(losses) on cash and cash equivalents	(7)	44	(211)
Cash and cash equivalents at the end of the year	kr 15,411	kr 15,629	kr 17,158